Document and Entity Information	Nov. 29, 2022
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2022
Entity File Number	001-35764
Entity Registrant Name	PBF ENERGY INC.
Entity Central Index Key	0001534504
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3763855
Entity Address, Address Line One	One Sylvan Way
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	455-7500
Title of 12(b) Security	Common Stock, par value $.001
Trading Symbol	PBF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
PBF Energy Co LLC [Member]
Entity Information [Line Items]
Entity File Number	333-206728-02
Entity Registrant Name	PBF ENERGY COMPANY LLC
Entity Central Index Key	0001645026
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1622166
PBF Holding Co LLC [Member]
Entity Information [Line Items]
Entity File Number	333-186007
Entity Registrant Name	PBF HOLDING COMPANY LLC
Entity Central Index Key	0001566011
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2198168